UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 12/31/10

Item 1.  Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 84.3%
	EQUITY FUND - 84.3%
14	Energy Select Sector SPDR Fund	$ 956
36	First Trust Dow Jones Internet Index Fund	1,235
47	First Trust ISE-Revere Natural Gas Index Fund	925
28	iShares Dow Jones US Basic Materials Sector Index Fund	2,169
55	iShares Dow Jones US Oil Equipment & Services Index Fund	3,099
49	iShares MSCI All Peru Capped Index Fund	2,468
100	iShares MSCI Canada Index Fund	3,100
42	iShares MSCI Israel Capped Index Fund	2,542
366	iShares MSCI Japan Index Fund	3,993
66	iShares MSCI Mexico Investable Market Index Fund	4,087
34	iShares MSCI South Africa Index Fund	2,539
57	iShares MSCI South Korea Index Fund	3,488
80	iShares MSCI Sweden Index Fund	2,498
202	iShares MSCI Taiwan Index Fund	3,155
28	iShares PHLX SOX Semiconductor Sector Index Fund	1,559
202	iShares Russell 2000 Growth Index Fund	17,659
55	iShares Russell 2000 Index Fund	4,303
138	iShares Russell 2000 Value Index Fund	9,810
79	iShares Russell Microcap Index Fund	3,959
70	iShares Russell Midcap Growth Index Fund	3,967
30	iShares Russell Midcap Index Fund	3,052
88	iShares Russell Midcap Value Index Fund	3,961
46	iShares S&P North American Technology-Multimedia Networking Index Fund	1,541
20	Market Vectors - Coal ETF	945
49	Market Vectors - Nuclear Energy ETF	1,242
99	Market Vectors - Russia ETF	3,753
9	Market Vectors - Steel Index Fund	653
71	SPDR KBW Bank ETF	1,840
69	SPDR KBW Regional Banking ETF	1,825
53	SPDR S&P Homebuilders ETF	922
71	SPDR S&P International Small Cap ETF	2,190
9	SPDR S&P Metals & Mining ETF	619
53	SPDR S&P Oil & Gas Exploration & Production ETF	2,793
26	SPDR S&P Retail ETF	1,257
		104,104

	TOTAL EXCHANGE TRADED FUNDS (Cost $104,255)	104,104

Contracts **
	PURCHASED OPTIONS - 1.0%
1	S&P 500 Index SPX, March 2011, Put @ $1,150 * (Cost $1,422)	1,290

Shares
	MONEY MARKET FUND - 99.1%
122,387	HighMark Diversified Money Market Fund (Cost $122,387)	122,387

	TOTAL INVESTMENTS - 184.4% (Cost $228,064)(a)	$ 227,781
	OTHER LIABILITIES LESS ASSETS - (84.4%)	(104,258)
	TOTAL NET ASSETS - 100.0%	$ 123,523

*  Non-Income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.                                                                                 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 326
	Unrealized depreciation:	(609)
	Net unrealized depreciation:	$ (283)

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 104,104	$ -	$ -	$ 104,104
Purchased Option	1,290	-	-	1,290
Money Market Fund	-	122,387	-	122,387
Total	$ 105,394	$ 122,387	$ -	$ 227,781

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/22/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/22/11